Consolidated schedule of investments
Macquarie Global Allocation Fund	March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds<< — 99.74%
Fixed Income Funds — 35.10%
Macquarie Diversified Income Fund Class R6	9,341,769	$ 71,651,368
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1,166,448	8,934,989
Macquarie Global Bond Fund Class R6	7,097,502	65,084,098
Macquarie Limited-Term Diversified Income Fund Class R6	1,129,246	8,921,044
		154,591,499
Global / International Equity Funds — 23.21%
Macquarie International Core Equity Fund Class R6	4,214,454	93,350,151
Macquarie Systematic Emerging Markets Equity Fund Class R6	450,592	8,881,177
		102,231,328
US Equity Funds — 41.43%
Macquarie Core Equity Fund Class R6	2,741,805	57,139,215
Macquarie Growth and Income Fund Class R6	1,877,882	28,731,590
Macquarie Large Cap Growth Fund Class R6	1,243,715	46,975,137
Macquarie Mid Cap Growth Fund Class R6	149,833	4,079,944
Macquarie Opportunity Fund Class R6	131,895	4,352,545
Macquarie Small Cap Core Fund Class R6	648,150	18,115,794
Macquarie Value Fund Class R6	1,700,941	23,081,769
		182,475,994
Total Affiliated Mutual Funds (cost $382,334,801)		439,298,821

Common Stocks — 0.03%
Consumer Discretionary — 0.03%
Media Group Holdings Series H <<, =, †	72,709	142,459
Media Group Holdings Series T <<, =, †	9,113	0
Total Common Stocks (cost $69,492,215)		142,459

Short-Term Investments — 0.27%
Money Market Mutual Funds — 0.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	296,083	296,083
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	296,082	296,082
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	296,082	296,082
NQ- IWGAX [0325] 0525 (4479396)    1

Consolidated schedule of investments
Macquarie Global Allocation Fund   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	296,082	$ 296,082
Total Short-Term Investments (cost $1,184,329)		1,184,329
Total Value of Securities—100.04% (cost $453,011,345)		440,625,609

Liabilities Net of Receivables and Other Assets—(0.04%)		(182,465)
Net Assets Applicable to 53,607,474 Shares Outstanding—100.00%		$440,443,144
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
<<	Affiliated company.
2    NQ- IWGAX [0325] 0525 (4479396)